Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Outstanding borrowings
Our outstanding debt consists of the following as of December 31, 2016:

	AMID	JPE	8.5% Senior	3.77% Senior
	Revolving Credit	Revolving Credit	Notes due	Notes due	Other
	Agreement (1)	Agreement (1)	2021	2031	Debt	Total
	(in thousands)
Balance	$711,250	$177,000	$300,000	$60,000	$3,809	$1,252,059
Less unamortized deferred financing costs and discount	—	—	(8,691)	(2,345)	—	(11,036)
Subtotal	711,250	177,000	291,309	57,655	3,809	1,241,023
Less current portion	—	—	—	(1,676)	(3,809)	(5,485)
Non-current portion	$711,250	$177,000	$291,309	$55,979	$—	$1,235,538

Our outstanding debt consists of the following as of December 31, 2015:

	AMID	JPE
	Revolving Credit	Revolving Credit	Other
	Agreement (1)	Agreement (1)	Debt	Total
	(in thousands)
Balance	$525,100	$162,000	$3,639	$690,739
Less current portion	—	—	(2,899)	(2,899)
Non-current portion	$525,100	$162,000	$740	$687,840

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(1) Unamortized deferred financing costs related to the Credit Agreement are included in Other assets, net.

Debt instrument redemption
On and after December 15, 2018, the Issuers may redeem all or a part of the 8.50% Senior Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Year	Percentage
2018	104.250%
2019	102.125%
2020 and thereafter	100.000%